Employee Option Plans (Details) - Schedule of the RSU Activities	12 Months Ended
Dec. 31, 2023 $ / shares shares
Schedule of the Rsu Activities [Abstract]
Amount of options, Unvested beginning | shares	139,144
Weighted Average Grant-Date Fair value, Unvested beginning | $ / shares	$ 26.56
Amount of options, Granted | shares	7,500
Weighted Average Grant-Date Fair value, Granted | $ / shares	$ 19.96
Amount of options, Vested | shares	(34,329)
Weighted Average Grant-Date Fair value, Vested | $ / shares	$ 24.47
Amount of options, Expired and forfeiture | shares	(39,492)
Weighted Average Grant-Date Fair value, Expired and forfeiture | $ / shares	$ 24.56
Amount of options, Unvested ending | shares	72,823
Weighted Average Grant-Date Fair value, Unvested ending | $ / shares	$ 27.95